Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222702
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2010 Fund
Class Name	Investor Class
Trading Symbol	TBLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2010 Fund - Investor Class	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,120	10,011	10,095
11/30/21	9,990	9,951	10,014
2/28/22	9,688	9,603	9,761
5/31/22	9,220	9,040	9,317
8/31/22	8,904	8,858	9,058
11/30/22	8,996	8,673	9,135
2/28/23	9,002	8,670	9,191
5/31/23	9,150	8,847	9,359
8/31/23	9,435	8,753	9,536
11/30/23	9,520	8,776	9,613
2/29/24	10,075	8,958	10,055
5/31/24	10,291	8,962	10,221
8/31/24	10,765	9,391	10,703
11/30/24	11,014	9,379	10,825
2/28/25	11,058	9,479	10,921
5/31/25	11,147	9,451	11,047
8/31/25	11,692	9,686	11,524
11/30/25	12,060	9,914	11,876
2/28/26	12,501	10,072	12,248
5/31/26	12,812	9,936	12,469

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2010 Fund (Investor Class)	14.93%	5.24%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	-0.13
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.66

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 89,646,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 161,000
InvestmentCompanyPortfolioTurnover	39.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$89,646 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	38.7%
Domestic Equity Funds	33.4
International Bond Funds	14.7
International Equity Funds	11.7
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price U.S. Limited Duration TIPS Index Fund	16.7%
T. Rowe Price QM U.S. Bond Index Fund	16.0
T. Rowe Price Equity Index 500 Fund	11.8
T. Rowe Price International Bond Fund (USD Hedged)	6.0
T. Rowe Price International Equity Index Fund	5.6
T. Rowe Price Growth Stock Fund	4.9
T. Rowe Price Value Fund	4.7
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222703
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2010 Fund
Class Name	I Class
Trading Symbol	TBLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2010 Fund - I Class	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	506,000	500,558	504,738
11/30/21	500,000	497,555	500,686
2/28/22	484,970	480,173	488,070
5/31/22	462,046	452,013	465,855
8/31/22	446,254	442,914	452,906
11/30/22	451,348	433,671	456,760
2/28/23	451,956	433,491	459,549
5/31/23	459,365	442,327	467,974
8/31/23	473,654	437,629	476,814
11/30/23	477,888	438,788	480,650
2/29/24	506,450	447,914	502,732
5/31/24	517,272	448,102	511,044
8/31/24	541,621	469,562	535,160
11/30/24	554,065	468,955	541,236
2/28/25	556,606	473,930	546,035
5/31/25	561,072	472,563	552,368
8/31/25	588,428	484,288	576,214
11/30/25	607,409	495,691	593,793
2/28/26	629,893	503,600	612,389
5/31/26	646,059	496,821	623,457

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2010 Fund (I Class)	15.15%	5.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	-0.13
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.66

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 89,646,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 161,000
InvestmentCompanyPortfolioTurnover	39.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$89,646 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	38.7%
Domestic Equity Funds	33.4
International Bond Funds	14.7
International Equity Funds	11.7
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price U.S. Limited Duration TIPS Index Fund	16.7%
T. Rowe Price QM U.S. Bond Index Fund	16.0
T. Rowe Price Equity Index 500 Fund	11.8
T. Rowe Price International Bond Fund (USD Hedged)	6.0
T. Rowe Price International Equity Index Fund	5.6
T. Rowe Price Growth Stock Fund	4.9
T. Rowe Price Value Fund	4.7
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless